Employee Remuneration - Summary of Expenses Recognized for Employee Wages, Salaries and Benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure of employee benefits expenses [abstract]
Wages, salaries	$ 10,793	$ 7,295	$ 7,557
Employee benefits	1,278	1,320	1,565
Payroll taxes	469	232	245
Share-based expense	1,275	445	1,535
Total employee benefits expense	$ 13,815	$ 9,292	$ 10,902